SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Recent Accounting Pronouncements (Policies)	Sep. 30, 2025
December 31, 2024
Recent Accounting Pronouncements

Recently Issued Accounting Pronouncements

The Company monitors and evaluates the impact of accounting standards and updates issued by the Financial Accounting Standards Board (“FASB”) and other standard-setting bodies. Management has assessed recently issued accounting pronouncements and concluded that none are expected to have a material effect on the Company’s consolidated financial statements or related disclosures, except as noted below.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This update requires public entities to disclose significant segment expenses and other segment-related information on an annual and interim basis, even for entities with a single reportable segment. The standard also requires disclosure of the Chief Operating Decision Maker’s title and expands the interim disclosure requirements for segment profit or loss and assets.

The Company adopted ASU 2023-07 for the year ended December 31, 2024. As the Company operates as a single reportable segment and the Chief Financial Officer is the Chief Operating Decision Maker, the adoption did not result in a material change to the Company’s segment reporting.

September 30, 2025
Recent Accounting Pronouncements

Recently Issued Accounting Pronouncements

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40):

Disaggregation of Income Statement Expenses, which requires incremental disclosures about specific expense categories, including but not limited to, purchases of inventory, employee compensation, depreciation, amortization and selling expenses. The amendments are effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted and the amendments may be applied either prospectively or retrospectively. The Company is currently evaluating the impact of this standard. The Company has also evaluated all other recently issued accounting pronouncements and does not expect any to have a material impact on its unaudited interim condensed consolidated financial statements or related disclosures.